Goodwill and Intangible Assets, net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amortization expense	$ 0.5	$ 0.5
Future amortization expense for the remainder of 2021	$ 0.5
Acquired Developed Technology [Member]
Intangible assets, weighted average amortization period	6 years	7 years